Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Noncancelable Operating Leases

Future minimum lease payments under non-cancelable capital and operating leases in effect at December 31, 2016 are as follows (in thousands):

Operating
2017	$1,828
2018	1,874
2019	1,640
2020	1,661
2021 and thereafter	2,379
Total minimum lease payments	$9,382